FINANCIAL STATEMENT SCHEDULE I - Statements of Shareholders' Equity and Comprehensive Income (Loss) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 29, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		$ 3,187,652	$ 2,523,191	$ 2,509,044
Net income (loss) for the year		398,672	288,844	(10,525)
Foreign currency translation adjustment		16	(149)	32
Change in fair value of interest rate swap agreements			6,111	17,657
Change in fair value of forward exchange rate contracts		99	39
Reclassification to earnings upon discontinuance of hedge accounting			4,310
Exercise of share options		3,631	3,950	938
Issuance of shares for conversion of shareholders' loans			115,423
ENDING BALANCE		3,740,756	3,187,652	2,523,191
Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		16,531	16,056	15,956
BEGINNING BALANCE (in shares)		1,653,101,002	1,605,658,111	1,595,617,550
Shares issued upon restricted shares vested			3	12
Shares issued upon restricted shares vested (in shares)			310,575	1,254,920
Shares issued for future vesting of restricted shares and exercise of share options		50	69	88
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		4,958,293	6,920,386	8,785,641
Issuance of shares for conversion of shareholders' loans			403
Issuance of shares for conversion of shareholders' loans (in shares)	40,211,930		40,211,930
ENDING BALANCE		16,581	16,531	16,056
ENDING BALANCE (in shares)		1,658,059,295	1,653,101,002	1,605,658,111
Treasury Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(106)	(84)	(5)
BEGINNING BALANCE (in shares)		(10,552,328)	(8,409,186)	(471,567)
Shares issued for future vesting of restricted shares and exercise of share options		(50)	(69)	(88)
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		(4,958,293)	(6,920,386)	(8,785,641)
Issuance of shares for restricted shares vested		13	9	1
Issuance of shares for restricted shares vested (in shares)		1,276,634	941,648	43,737
Exercise of share options		30	38	8
Exercise of share options (in shares)		2,966,955	3,835,596	804,285
ENDING BALANCE		(113)	(106)	(84)
ENDING BALANCE (in shares)		(11,267,038)	(10,552,328)	(8,409,186)
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		3,223,274	3,095,730	3,088,768
Shares issued upon restricted shares vested			(3)	(12)
Issuance of shares for restricted shares vested		(13)	(9)	(1)
Exercise of share options		3,601	3,912	930
Issuance of shares for conversion of shareholders' loans			115,020
ENDING BALANCE		3,235,835	3,223,274	3,095,730
Accumulated Other Comprehensive Losses [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(1,034)	(11,345)	(29,034)
Change in fair value of interest rate swap agreements			6,111	17,657
Change in fair value of forward exchange rate contracts		99	39
Reclassification to earnings upon discontinuance of hedge accounting			4,310
ENDING BALANCE		(1,057)	(1,034)	(11,345)
(Accumulated Losses) Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(282,510)	(577,166)	(566,641)
Net income (loss) for the year		417,203	294,656	(10,525)
ENDING BALANCE		134,693	(282,510)	(577,166)
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		2,956,155	2,523,191	2,509,044
Net income (loss) for the year		417,203	294,656	(10,525)
Foreign currency translation adjustment		16	(149)	32
Change in fair value of interest rate swap agreements			6,111	17,657
Change in fair value of forward exchange rate contracts		99	39
Reclassification to earnings upon discontinuance of hedge accounting			4,310
Reclassification to earnings upon settlement of forward exchange rate contracts		(138)
Share-based compensation		8,973	8,624	6,045
Cancellation of vested restricted shares
Exercise of share options		3,631	3,950	938
Issuance of shares for conversion of shareholders' loans			115,423
ENDING BALANCE		3,385,939	2,956,155	2,523,191
Parent [Member] | Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		16,531	16,056	15,956
BEGINNING BALANCE (in shares)		1,653,101,002	1,605,658,111	1,595,617,550
Shares issued upon restricted shares vested			3	12
Shares issued upon restricted shares vested (in shares)			310,575	1,254,920
Shares issued for future vesting of restricted shares and exercise of share options		50	69	88
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		4,958,293	6,920,386	8,785,641
Cancellation of vested restricted shares
Issuance of shares for conversion of shareholders' loans			403
Issuance of shares for conversion of shareholders' loans (in shares)			40,211,930
ENDING BALANCE		16,581	16,531	16,056
ENDING BALANCE (in shares)		1,658,059,295	1,653,101,002	1,605,658,111
Parent [Member] | Treasury Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(106)	(84)	(5)
BEGINNING BALANCE (in shares)		(10,552,328)	(8,409,186)	(471,567)
Shares issued for future vesting of restricted shares and exercise of share options		(50)	(69)	(88)
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		(4,958,293)	(6,920,386)	(8,785,641)
Issuance of shares for restricted shares vested		13	9	1
Issuance of shares for restricted shares vested (in shares)		1,276,634	941,648	43,737
Cancellation of vested restricted shares
Cancellation of vested restricted shares (in shares)		(6)
Exercise of share options		30	38	8
Exercise of share options (in shares)		2,966,955	3,835,596	804,285
ENDING BALANCE		(113)	(106)	(84)
ENDING BALANCE (in shares)		(11,267,038)	(10,552,328)	(8,409,186)
Parent [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		3,223,274	3,095,730	3,088,768
Share-based compensation		8,973	8,624	6,045
Shares issued upon restricted shares vested			(3)	(12)
Issuance of shares for restricted shares vested		(13)	(9)	(1)
Cancellation of vested restricted shares
Exercise of share options		3,601	3,912	930
Issuance of shares for conversion of shareholders' loans			115,020
ENDING BALANCE		3,235,835	3,223,274	3,095,730
Parent [Member] | Accumulated Other Comprehensive Losses [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(1,034)	(11,345)	(29,034)
Foreign currency translation adjustment		16	(149)	32
Change in fair value of interest rate swap agreements			6,111	17,657
Change in fair value of forward exchange rate contracts		99	39
Reclassification to earnings upon discontinuance of hedge accounting			4,310
Reclassification to earnings upon settlement of forward exchange rate contracts		(138)
Cancellation of vested restricted shares
ENDING BALANCE		(1,057)	(1,034)	(11,345)
Parent [Member] | (Accumulated Losses) Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(282,510)	(577,166)	(566,641)
Net income (loss) for the year		417,203	294,656	(10,525)
Cancellation of vested restricted shares
ENDING BALANCE		$ 134,693	$ (282,510)	$ (577,166)